Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share premium account	Translation differences	Other reserves	Accumulated losses	Total
Balance at beginning of period at Dec. 31, 2017	€ 233,414	€ 993,025	€ (1,754)	€ (1,260)	€ (211,441)	€ 1,011,983
Change in accounting policy (IFRS 15) at Dec. 31, 2017					(83,220)	(83,220)
Change in accounting policy (IFRS 9) at Dec. 31, 2017				619	(619)
Restated total equity at January 1 at Dec. 31, 2017	233,414	993,025	(1,754)	(641)	(295,279)	928,766
Net loss					(59,056)	(59,056)
Other comprehensive income			151			151
Total comprehensive income (loss)			151		(59,056)	(58,905)
Share-based compensation					10,540	10,540
Exercise of warrants	2,169	3,092				5,261
Balance at end of period at Jun. 30, 2018	235,583	996,117	(1,604)	(641)	(343,796)	885,659
Balance at beginning of period at Dec. 31, 2018	236,540	1,277,780	(1,557)	(735)	(297,779)	1,214,249
Change in accounting policy (IFRS 16) at Dec. 31, 2018					416	416
Restated total equity at January 1 at Dec. 31, 2018	236,540	1,277,780	(1,557)	(735)	(297,363)	1,214,665
Net loss					(95,905)	(95,905)
Other comprehensive income			52			52
Total comprehensive income (loss)			52		(95,905)	(95,853)
Share-based compensation					16,751	16,751
Exercise of warrants	1,935	5,870				7,805
Balance at end of period at Jun. 30, 2019	€ 238,475	€ 1,283,650	€ (1,505)	€ (735)	€ (376,518)	€ 1,143,367